UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06671

DWS Global High Income Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2014

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2014

Semiannual Report

to Shareholders

DWS Global High Income Fund, Inc.

(On August 11, 2014, DWS Global High Income Fund, Inc. will be renamed Deutsche Global High Income Fund, Inc.)

Ticker Symbol: LBF

Contents
3 Performance Summary
6 Portfolio Manager
7 Portfolio Summary
9 Investment Portfolio
28 Statement of Assets and Liabilities
30 Statement of Operations
32 Statement of Cash Flows
34 Statement of Changes in Net Assets
35 Financial Highlights
37 Notes to Financial Statements
51 Dividend Reinvestment and Cash Purchase Plan
55 Additional Information
57 Privacy Statement

The fund's primary investment objective is to seek high current income; capital appreciation is a secondary investment objective.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond and loan investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Floating rate loans tend to be rated below-investment grade and may be more vulnerable to economic or business changes than issuers with investment-grade credit. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Leverage results in additional risks and can magnify the effect of any gains or losses.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DWS Investments Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2014 (Unaudited)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Return as of 4/30/14
	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	4.05%	0.73%	13.65%	10.37%
Based on Market Price(a)	2.51%	–2.62%	11.57%	10.34%
JPMorgan Emerging Markets Bond Global Diversified Index(b)	3.75%	–1.08%	10.77%	8.87%
Morningstar Closed-End Emerging Markets Bond Funds Category (based on Net Asset Value)(c)	1.37%	–5.82%	10.91%	9.43%

‡ Total returns shown for periods less than one year are not annualized.

a Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The expense ratio of the Fund for the six months ended April 30, 2014 was 2.25%.

b The unmanaged, unleveraged JPMorgan Emerging Markets Bond Global Diversified Index tracks total returns for U.S.-dollar-denominated debt instruments issued by emerging-market sovereign entities, including Brady bonds, loans and Eurobonds, and quasi-sovereign entities. The index limits exposure to any one country.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

c Morningstar's Closed-End Emerging Markets Bond Funds category represents portfolios that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East and Asia make up the rest. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End Emerging Markets Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 4/30/14	As of 10/31/13
Net Asset Value	$9.36	$9.29
Market Price	$8.22	$8.29

Prices and Net Asset Value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 4/30/14: Income Dividends	$.27
April Income Dividend	$.0450
Current Annualized Distribution Rate (based on Net Asset Value) as of 4/30/14†	5.77%
Current Annualized Distribution Rate (based on Market Price) as of 4/30/14†	6.57%

† Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on April 30, 2014. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Portfolio Manager

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2011.

— Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2014 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Bonds 127.2%
Australia 0.7%
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		340,000	357,850
144A, 6.875%, 4/1/2022		70,000	74,900
(Cost $410,000)			432,750
Austria 0.5%
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		125,000	126,719
144A, 7.75%, 10/28/2020		200,000	212,750
(Cost $325,000)			339,469
Bermuda 4.0%
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		65,000	65,325
144A, 8.25%, 9/30/2020		147,000	156,555
Digicel Ltd., 144A, 8.25%, 9/1/2017		2,200,000	2,282,610
(Cost $2,477,253)			2,504,490
Brazil 12.6%
Banco Bradesco SA:
144A, 5.75%, 3/1/2022		425,000	443,594
144A, 5.9%, 1/16/2021		2,000,000	2,092,500
Banco do Brasil SA:
3.875%, 10/10/2022		635,000	588,169
144A, 6.25%, 12/29/2049		625,000	531,250
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	123,713
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,000,000	2,162,500
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		1,545,000	1,695,637
Independencia International Ltd., REG S, 12.0%, 12/30/2016*		577,088	0
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		200,000	203,000
(Cost $8,851,845)			7,840,363
Canada 9.6%
AuRico Gold, Inc., 144A, 7.75%, 4/1/2020		40,000	39,100
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		35,000	35,613
144A, 5.75%, 3/15/2022		485,000	493,487
144A, 6.0%, 10/15/2022		65,000	66,137
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		185,000	185,925
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		84,000	84,840
144A, 7.0%, 2/15/2021		84,000	85,155
Garda World Security Corp., 144A, 7.25%, 11/15/2021		50,000	52,688
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,250,000	1,343,750
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		70,000	72,100
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		45,000	47,588
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		675,000	710,437
144A, 7.0%, 3/31/2024		95,000	100,700
Novelis, Inc., 8.75%, 12/15/2020		130,000	144,950
Telesat Canada, 144A, 6.0%, 5/15/2017		1,025,000	1,059,594
Valeant Pharmaceuticals International, 144A, 6.75%, 8/15/2018		1,115,000	1,206,987
Videotron Ltd., 5.0%, 7/15/2022		230,000	231,725
(Cost $5,791,508)			5,960,776
Cayman Islands 5.9%
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		500,000	563,750
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		65,000	64,025
7.5%, 11/1/2019		80,000	83,200
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		205,000	229,600
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018		100,000	103,500
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		2,055,000	2,193,713
Wynn Macau Ltd., 144A, 5.25%, 10/15/2021		425,000	431,375
(Cost $3,551,909)			3,669,163
Chile 3.9%
Corporacion Nacional del Cobre de Chile, REG S, 5.625%, 9/21/2035		2,000,000	2,157,206
Inversiones CMPC SA, 144A, 4.375%, 5/15/2023		250,000	243,219
(Cost $1,887,108)			2,400,425
Croatia 5.3%
Republic of Croatia:
144A, 6.25%, 4/27/2017		280,000	300,650
144A, 6.375%, 3/24/2021		1,770,000	1,902,750
REG S, 6.625%, 7/14/2020		1,000,000	1,090,000
(Cost $3,034,944)			3,293,400
Dominican Republic 1.8%
Dominican Republic, 144A, 7.5%, 5/6/2021 (Cost $1,049,815)		1,000,000	1,110,000
France 2.2%
Autodis SA, 144A, 6.5%, 2/1/2019	EUR	150,000	214,866
Credit Agricole SA, 144A, 7.875%, 1/29/2049		130,000	139,867
Financiere Gaillon 8 SAS, 144A, 7.0%, 9/30/2019	EUR	215,000	301,263
Numericable Group SA:
144A, 4.875%, 5/15/2019 (b)		125,000	126,250
144A, 6.0%, 5/15/2022 (b)		200,000	204,750
Societe Generale SA, 144A, 7.875%, 12/29/2049		160,000	167,264
SPCM SA, 144A, 6.0%, 1/15/2022		185,000	196,100
(Cost $1,303,472)			1,350,360
Germany 0.5%
Techem GmbH, 144A, 6.125%, 10/1/2019 (Cost $260,750)	EUR	200,000	302,154
Ghana 1.2%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $726,659)		720,000	733,500
Greece 0.2%
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (Cost $100,777)		100,000	108,000
Hong Kong 0.8%
CNOOC Finance 2012 Ltd., 144A, 3.875%, 5/2/2022 (Cost $529,306)		530,000	523,801
Indonesia 0.8%
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018 (Cost $500,000)		500,000	512,500
Ireland 0.8%
Ardagh Packaging Finance PLC, 144A, 9.125%, 10/15/2020		250,000	278,125
MMC Finance Ltd., 144A, 5.55%, 10/28/2020		200,000	193,000
(Cost $468,387)			471,125
Israel 0.1%
B Communications Ltd., 144A, 7.375%, 2/15/2021 (Cost $60,000)		60,000	63,450
Italy 4.1%
Astaldi SpA, 144A, 7.125%, 12/1/2020	EUR	880,000	1,320,795
Enel SpA, 144A, 8.75%**, 9/24/2073		450,000	518,625
Snai SpA, 144A, 12.0%, 12/15/2018	EUR	440,000	700,497
(Cost $2,243,019)			2,539,917
Japan 0.2%
eAccess Ltd., 144A, 8.25%, 4/1/2018 (Cost $105,000)		105,000	114,188
Kazakhstan 2.9%
KazMunayGas National Co. JSC:
144A, 4.4%, 4/30/2023		250,000	235,938
144A, 7.0%, 5/5/2020		200,000	224,750
Series 2, REG S, 9.125%, 7/2/2018		1,150,000	1,374,250
(Cost $1,564,501)			1,834,938
Lithuania 2.8%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		1,000,000	1,149,500
144A, 7.375%, 2/11/2020		500,000	605,000
(Cost $1,526,054)			1,754,500
Luxembourg 10.7%
Aguila 3 SA, 144A, 7.875%, 1/31/2018		245,000	259,394
Altice Financing SA, 144A, 7.875%, 12/15/2019		200,000	218,404
Altice Finco SA, 144A, 9.875%, 12/15/2020		200,000	229,300
Altice SA, 144A, 7.25%, 5/15/2022 (b)	EUR	110,000	158,885
CSN Resources SA, 144A, 6.5%, 7/21/2020		1,170,000	1,196,325
Empark Funding SA, 144A, 6.75%, 12/15/2019	EUR	210,000	311,737
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		565,000	552,994
7.25%, 10/15/2020		260,000	280,800
7.5%, 4/1/2021		850,000	931,812
Intelsat Luxembourg SA:
7.75%, 6/1/2021		120,000	125,100
8.125%, 6/1/2023		15,000	15,750
MHP SA, 144A, 8.25%, 4/2/2020		645,000	528,900
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	193,000
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		210,000	216,038
Play Finance 1 SA, 144A, 6.5%, 8/1/2019	EUR	100,000	147,406
Play Finance 2 SA, 144A, 5.25%, 2/1/2019	EUR	200,000	286,488
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	425,000	632,267
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	110,000	165,749
144A, 6.75%, 8/15/2024	EUR	110,000	167,869
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		30,000	32,175
(Cost $6,479,039)			6,650,393
Marshall Islands 0.2%
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022 (Cost $145,000)		145,000	146,450
Mexico 0.5%
America Movil SAB de CV, 8.46%, 12/18/2036	MXN	1,700,000	122,236
Petroleos Mexicanos, 5.5%, 6/27/2044		215,000	210,700
(Cost $334,645)			332,936
Netherlands 2.8%
Adria Bidco BV, 144A, 7.875%, 11/15/2020	EUR	270,000	399,869
Ajecorp BV, 144A, 6.5%, 5/14/2022		200,000	188,000
Cable Communications Systems NV, 144A, 7.5%, 11/1/2020	EUR	100,000	150,895
Lukoil International Finance BV, 144A, 6.656%, 6/7/2022		1,000,000	1,026,250
(Cost $1,761,274)			1,765,014
Peru 1.2%
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		325,000	315,250
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	414,750
(Cost $742,624)			730,000
Philippines 3.9%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,915,785)		1,800,000	2,445,750
Russia 10.1%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,000,000	1,010,550
Rosneft Oil Co., 144A, 3.149%, 3/6/2017		215,000	203,712
Russian Agricultural Bank OJSC:
144A, 5.1%, 7/25/2018		200,000	186,250
REG S, 7.75%, 5/29/2018		1,370,000	1,390,550
Sberbank of Russia, 144A, 6.125%, 2/7/2022		200,000	194,000
Vimpel Communications, 144A, 6.493%, 2/2/2016		1,500,000	1,526,250
VTB Bank OJSC:
144A, 6.315%, 2/22/2018		500,000	499,250
144A, 6.875%, 5/29/2018		1,270,000	1,270,000
(Cost $6,352,502)			6,280,562
Serbia 1.8%
Republic of Serbia:
REG S, 6.75%, 11/1/2024		264,336	267,640
144A, 7.25%, 9/28/2021		760,000	844,550
(Cost $982,967)			1,112,190
Sweden 1.5%
Ciech Group Financing AB, 144A, 9.5%, 11/30/2019	EUR	250,000	400,510
Cyfrowy Polsat Finance AB, 144A, 7.125%, 5/20/2018	EUR	200,000	292,731
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		210,000	224,700
(Cost $847,505)			917,941
Turkey 3.3%
Akbank TAS, 144A, 5.125%, 7/22/2015		1,390,000	1,426,140
Arcelik AS, 144A, 5.0%, 4/3/2023		435,000	408,683
Yapi ve Kredi Bankasi AS, 144A, 5.25%, 12/3/2018		200,000	201,040
(Cost $2,025,367)			2,035,863
United States 22.4%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		20,000	21,050
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		160,000	170,600
ADT Corp.:
4.125%, 4/15/2019		10,000	9,975
144A, 6.25%, 10/15/2021		30,000	31,275
Air Lease Corp., 4.75%, 3/1/2020		50,000	53,250
Ally Financial, Inc., 3.5%, 1/27/2019		165,000	165,619
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		55,000	56,925
AMC Entertainment, Inc., 144A, 5.875%, 2/15/2022		45,000	46,013
AMC Networks, Inc., 7.75%, 7/15/2021		10,000	11,200
AmeriGas Finance LLC:
6.75%, 5/20/2020		70,000	76,125
7.0%, 5/20/2022		50,000	55,000
Antero Resources Finance Corp., 144A, 5.375%, 11/1/2021		20,000	20,450
APX Group, Inc., 8.75%, 12/1/2020		5,000	5,100
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		45,000	41,850
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		10,000	11,200
Ashland, Inc., 3.875%, 4/15/2018		205,000	210,637
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		160,000	173,600
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		30,000	32,175
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		35,000	35,350
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		20,000	21,000
7.75%, 2/15/2019		35,000	37,538
BC Mountain LLC, 144A, 7.0%, 2/1/2021		30,000	29,175
Beazer Homes U.S.A., Inc., 144A, 5.75%, 6/15/2019		150,000	148,125
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		35,000	35,875
6.75%, 11/1/2020		60,000	63,375
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		95,000	99,512
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		52,275	54,889
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		80,000	78,400
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		100,000	108,250
Cablevision Systems Corp., 5.875%, 9/15/2022		25,000	25,313
Calpine Corp., 144A, 7.875%, 7/31/2020		171,000	187,459
Century Intermediate Holding Co. 2, 144A, 9.75%, 2/15/2019 (PIK)		25,000	26,625
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		20,000	21,025
Series W, 6.75%, 12/1/2023		75,000	80,437
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		55,000	53,625
144A, 6.375%, 9/15/2020		165,000	172,837
Chaparral Energy, Inc., 7.625%, 11/15/2022		10,000	10,650
Chesapeake Energy Corp.:
3.25%, 3/15/2016		90,000	91,012
3.467%, 4/15/2019		75,000	75,750
Chiquita Brands International, Inc., 7.875%, 2/1/2021		20,000	22,300
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		90,000	99,000
8.75%, 3/15/2018		60,000	63,000
CIT Group, Inc.:
3.875%, 2/19/2019		235,000	237,644
4.25%, 8/15/2017		925,000	968,937
Clear Channel Communications, Inc., 9.0%, 12/15/2019		125,000	133,125
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		70,000	74,550
Series B, 6.5%, 11/15/2022		185,000	197,950
CNH Capital LLC, 3.25%, 2/1/2017		150,000	153,000
Community Health Systems, Inc.:
144A, 5.125%, 8/1/2021		10,000	10,200
144A, 6.875%, 2/1/2022		45,000	46,631
7.125%, 7/15/2020		35,000	37,538
CONSOL Energy, Inc., 144A, 5.875%, 4/15/2022		25,000	25,750
Covanta Holding Corp., 5.875%, 3/1/2024		45,000	45,921
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		30,000	31,350
7.75%, 4/1/2019		145,000	156,962
Crown Media Holdings, Inc., 10.5%, 7/15/2019		20,000	22,700
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		55,000	59,400
Darling International, Inc., 144A, 5.375%, 1/15/2022		45,000	46,238
Delphi Corp., 5.0%, 2/15/2023		45,000	47,700
Denbury Resources, Inc., 4.625%, 7/15/2023		30,000	28,538
DigitalGlobe, Inc., 5.25%, 2/1/2021		25,000	24,375
DISH DBS Corp.:
4.25%, 4/1/2018		50,000	52,250
5.0%, 3/15/2023		75,000	76,500
Ducommun, Inc., 9.75%, 7/15/2018		65,000	72,475
E*TRADE Financial Corp.:
6.0%, 11/15/2017		214,000	224,432
6.375%, 11/15/2019		65,000	70,606
EarthLink Holdings Corp., 7.375%, 6/1/2020		40,000	41,700
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		115,000	121,325
Endo Finance LLC, 144A, 5.75%, 1/15/2022		40,000	41,300
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024*		25,000	10,500
Entegris, Inc., 144A, 6.0%, 4/1/2022		40,000	40,500
EP Energy LLC, 7.75%, 9/1/2022		25,000	27,844
Equinix, Inc.:
5.375%, 4/1/2023		120,000	122,100
7.0%, 7/15/2021		35,000	39,060
EXCO Resources, Inc., 8.5%, 4/15/2022		35,000	35,963
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		30,000	32,250
First Data Corp.:
144A, 6.75%, 11/1/2020		65,000	69,387
144A, 7.375%, 6/15/2019		55,000	58,987
144A, 8.75%, 1/15/2022 (PIK)		65,000	70,850
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		115,000	118,162
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		50,000	52,250
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	22,450
Frontier Communications Corp.:
7.125%, 1/15/2023		160,000	165,200
7.625%, 4/15/2024		20,000	20,750
8.125%, 10/1/2018		600,000	698,250
GenCorp, Inc., 7.125%, 3/15/2021		70,000	75,950
Halcon Resources Corp., 144A, 9.75%, 7/15/2020		45,000	48,037
Harron Communications LP, 144A, 9.125%, 4/1/2020		90,000	101,250
HCA, Inc.:
6.5%, 2/15/2020		165,000	183,975
7.5%, 2/15/2022		120,000	136,860
Hexion U.S. Finance Corp., 6.625%, 4/15/2020		95,000	98,681
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	27,313
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		40,000	44,000
7.625%, 6/15/2021		30,000	33,825
Huntsman International LLC, 5.125%, 4/15/2021	EUR	210,000	303,755
IAC/InterActiveCorp., 4.75%, 12/15/2022		35,000	34,388
IMS Health, Inc., 144A, 6.0%, 11/1/2020		40,000	42,200
Interactive Data Corp., 144A, 5.875%, 4/15/2019 (b)		65,000	65,244
International Lease Finance Corp.:
3.875%, 4/15/2018		100,000	101,500
5.75%, 5/15/2016		15,000	16,144
6.25%, 5/15/2019		35,000	38,631
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		95,000	102,481
144A, 8.25%, 2/1/2020		80,000	87,560
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		40,000	41,700
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		30,000	32,138
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		30,000	31,500
8.125%, 7/1/2019		25,000	27,344
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		55,000	57,200
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		70,000	76,300
Mediacom Broadband LLC, 144A, 5.5%, 4/15/2021		10,000	9,975
Meritor, Inc.:
6.25%, 2/15/2024		50,000	49,875
6.75%, 6/15/2021		60,000	63,450
MGM Resorts International, 7.625%, 1/15/2017		55,000	62,562
Micron Technology, Inc., 144A, 5.875%, 2/15/2022		25,000	26,375
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		125,000	127,812
10.75%, 10/1/2020		70,000	75,512
Morgan Stanley, Series H, 5.45%, 7/15/2019		35,000	35,306
MPT Operating Partnership LP, (REIT), 5.75%, 10/1/2020	EUR	185,000	274,626
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		60,000	61,950
NCR Corp.:
144A, 5.875%, 12/15/2021		10,000	10,600
144A, 6.375%, 12/15/2023		25,000	26,750
Nortek, Inc., 8.5%, 4/15/2021		70,000	77,175
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		10,000	10,625
NRG Energy, Inc., 144A, 6.25%, 5/1/2024		185,000	185,694
Oasis Petroleum, Inc.:
144A, 6.875%, 3/15/2022		80,000	86,800
6.875%, 1/15/2023		25,000	27,063
7.25%, 2/1/2019		55,000	58,712
Oshkosh Corp., 144A, 5.375%, 3/1/2022		37,500	38,344
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		35,000	37,975
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		50,000	52,000
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022		60,000	60,000
PNK Finance Corp., 144A, 6.375%, 8/1/2021		50,000	52,500
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		105,000	109,987
Regency Energy Partners LP, 5.875%, 3/1/2022		5,000	5,238
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		130,000	135,200
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		40,000	43,000
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		225,000	232,312
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		30,000	32,175
Samson Investment Co., 144A, 10.75%, 2/15/2020		35,000	36,925
SandRidge Energy, Inc., 7.5%, 3/15/2021		65,000	69,062
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		20,000	19,950
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		50,000	50,500
Sirius XM Holdings, Inc., 144A, 5.875%, 10/1/2020		40,000	41,750
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		55,000	57,200
Spirit AeroSystems, Inc., 144A, 5.25%, 3/15/2022		65,000	65,894
Sprint Communications, Inc., 6.0%, 11/15/2022		60,000	60,450
Sprint Corp., 144A, 7.125%, 6/15/2024		55,000	57,750
Starz LLC, 5.0%, 9/15/2019		30,000	31,088
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		20,000	21,025
6.464%, 4/28/2019		60,000	63,600
6.5%, 1/15/2024		20,000	20,975
6.625%, 4/1/2023		40,000	42,800
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		40,000	40,400
Tenet Healthcare Corp., 4.375%, 10/1/2021		60,000	57,525
The Goldman Sachs Group, Inc., Series L, 5.7%, 5/10/2019		65,000	66,381
Titan International, Inc., 144A, 6.875%, 10/1/2020		115,000	121,900
TransDigm, Inc., 7.5%, 7/15/2021		80,000	88,000
tw telecom holdings, Inc.:
5.375%, 10/1/2022		10,000	10,150
6.375%, 9/1/2023		50,000	53,250
U.S. Coatings Acquisition Inc.2, 1.0%, 2/1/2020		149,373	149,224
U.S. Foods, Inc., 8.5%, 6/30/2019		15,000	16,163
United Rentals North America, Inc., 7.375%, 5/15/2020		180,000	199,350
Univision Communications, Inc., 144A, 8.5%, 5/15/2021		10,000	11,000
Visteon Corp., 6.75%, 4/15/2019		44,000	46,258
Whiting Petroleum Corp., 5.0%, 3/15/2019		50,000	52,625
Windstream Corp.:
6.375%, 8/1/2023		45,000	43,763
7.75%, 10/1/2021		720,000	779,400
Woodbine Holdings LLC, 12.0%, 5/15/2016		215,000	228,975
Zayo Group LLC, 8.125%, 1/1/2020		30,000	32,925
(Cost $13,386,778)			13,979,993
Uruguay 6.2%
Republic of Uruguay, 4.125%, 11/20/2045 (Cost $4,638,860)		4,685,716	3,889,144
Venezuela 1.7%
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		410,000	369,000
Republic of Venezuela, 7.65%, 4/21/2025		900,000	666,000
(Cost $971,795)			1,035,000
Total Bonds (Cost $77,351,448)			79,180,505

Loan Participations and Assignments 7.8%
Senior Loans***
Canada 0.7%
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		104,475	103,887
Valeant Pharmaceuticals International, Inc.:
Series C2, Term Loan B, 3.75%, 12/11/2019		153,442	153,347
Series D2, Term Loan B, 3.75%, 2/13/2019		158,392	158,570
(Cost $416,823)			415,804
United States 7.1%
Albertson's LLC:
Term Loan B1, 4.25%, 3/21/2016		72,075	72,278
Term Loan B2, 4.75%, 3/21/2019		57,001	57,243
Ardagh Holdings U.S.A, Inc., Term Loan B, 4.25%, 12/17/2019		100,000	99,958
Asurion LLC, Second Lien Term Loan, 8.50%, 3/3/2021		70,000	72,012
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		89,548	89,520
Burger King Corp., Term Loan B, 3.75%, 9/28/2019		177,300	178,358
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021		49,875	50,140
Del Monte Foods, Inc., First Lien Term Loan, 4.25%, 2/18/2021		75,000	74,789
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		19,800	19,864
First Data Corp., Term Loan, 4.152%, 3/24/2021		85,000	84,915
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		70,000	70,066
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		665,000	669,469
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		106,842	106,567
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		307,675	308,618
Level 3 Financing, Inc., Term Loan B, 4.0%, 1/15/2020		135,000	135,464
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		314,775	312,021
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		307,976	306,975
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		268,123	268,795
Term Loan B2, 4.25%, 8/7/2019		127,725	128,283
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		133,650	132,666
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		70,000	69,615
Polymer Group, Inc., First Lien Term Loan B, 5.25%, 12/19/2019		99,750	100,311
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		31,163	31,189
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018		530,000	530,729
Spansion LLC, Term Loan, 4.0%, 12/19/2019		45,000	45,000
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		109,677	109,636
Vogue International, Inc., Term Loan, 5.25%, 2/14/2020		30,000	30,000
Weight Watchers International, Inc., Term Loan B1, 3.16%, 4/2/2016		129,347	116,978
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		181,023	181,702
(Cost $4,453,926)			4,453,161
Total Loan Participations and Assignments (Cost $4,870,749)			4,868,965

	Shares	Value ($)

Preferred Stock 0.1%
United States
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $46,589)	47	46,783

	Contract Amount	Value ($)

Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate — 3.72% – Receive Floating — LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161 (Cost $29,610)	600,000	19,068

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $82,298,396)†	135.1	84,115,321
Notes Payable	(41.7)	(26,000,000)
Other Assets and Liabilities, Net	6.6	4,161,229
Net Assets	100.0	62,276,550

The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	577,088	1,014,646	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	25,000	14,503	10,500
				1,029,149	10,500

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill. These securities are shown at their current rate as of April 30, 2014.

*** Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of April 30, 2014.

† The cost for federal income tax purposes was $82,298,476. At April 30, 2014, net unrealized appreciation for all securities based on tax cost was $1,816,845. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,170,030 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,353,185.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At April 30, 2014, open written options contracts were as follows:
Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (c)
Call Options Receive Fixed — 4.22% – Pay Floating — LIBOR	4/22/2016 4/22/2026	600,000	1	4/20/2016	21,390	(11,043)

(c) Unrealized appreciation on written options on interest rate swap contracts at April 30, 2014 was $10,347.

At April 30, 2014, open credit default swap contracts sold were as follows:
Bilateral Swaps
Effective/ Expiration Dates	Notional Amount ($) (d)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (e)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
6/20/2013 9/20/2018	50,000	2	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB–	7,629	3,922	3,707

(d) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(e) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 Nomura International PLC

2 Credit Suisse

As of April 30, 2014, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	151,978	EUR	110,000	5/7/2014	628	Citigroup, Inc.
EUR	4,705,000	USD	6,537,971	5/22/2014	10,838	Citigroup, Inc.
Total unrealized appreciation					11,466

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	25,000	USD	41,834	5/22/2014	(369)	JPMorgan Chase Securities, Inc.

Currency Abbreviations
BRL Brazilian Real EUR Euro GBP British Pound MXN Mexican Peso USD United States Dollar

For information on the Fund's policy and additional disclosures regarding options purchased, written option contracts, credit default swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments and other receivables, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (f)
Bonds	$—	$79,180,505	$0	$79,180,505
Loan Participations and Assignments	—	4,868,965	—	4,868,965
Preferred Stock (f)	—	46,783	—	46,783
Derivatives (g)
Purchased Options	—	19,068	—	19,068
Credit Default Swap Contracts	—	3,707	—	3,707
Forward Foreign Currency Exchange Contracts	—	11,466	—	11,466
Total	$—	$84,130,494	$0	$84,130,494
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(369)	$—	$(369)
Written Options	—	(11,403)	—	(11,403)
Total	$—	$(11,772)	$—	$(11,772)

(f) See Investment Portfolio for additional detailed categorizations.

(g) Derivatives include value of options purchased, value of written options and unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2014 (Unaudited)
Assets
Investments in non-affiliated securities, at value (cost $82,298,396)	$84,115,321
Cash	3,830,047
Foreign currency, at value (cost $258,023)	246,078
Receivable for investments sold — when-issued securities	95,219
Dividends receivable	795
Interest receivable	1,273,543
Unrealized appreciation on swap contracts	3,707
Unrealized appreciation on forward foreign currency exchange contracts	11,466
Upfront payments paid on swap contracts	3,922
Foreign taxes recoverable	20,193
Other asset	1,809
Total assets	89,602,100
Liabilities
Payable for investments purchased	481,331
Payable for investments purchased — when-issued securities	638,274
Notes payable	26,000,000
Interest on notes payable	41,920
Options written, at value (premium received $21,390)	11,043
Unrealized depreciation on forward foreign currency exchange contracts	369
Accrued management fee	50,800
Accrued Directors' fees	280
Other accrued expenses and payables	101,533
Total liabilities	27,325,550
Net assets, at value	$62,276,550

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of April 30, 2014 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	343,098
Net unrealized appreciation (depreciation) on: Investments	1,816,925
Swap contracts	3,707
Foreign currency	(1,774)
Written options	10,347
Accumulated net realized gain (loss)	(2,632,091)
Paid-in capital	62,736,338
Net assets, at value	$62,276,550
Net Asset Value
Net asset value per share ($62,276,550 ÷ 6,657,025 shares of common stock issued and outstanding, $.01 par value, 100,000,000 shares authorized)	$9.36

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2014 (Unaudited)
Investment Income
Interest	$2,523,988
Dividends	795
Total income	2,524,783
Expenses: Management fee	306,597
Services to shareholders	3,288
Custodian fees	30,904
Accounting fees	42,004
Audit fees	44,406
Legal fees	85,879
Reports to shareholders	32,241
Directors' fees and expenses	4,405
Interest expense	146,847
Stock exchange listing fees	11,778
Other	20,638
Total expenses	728,987
Net investment income	1,795,796
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(175,630)
Other receivable****	317,400
Swap contracts	814
Foreign currency	(129,578)
13,006
Change in net unrealized appreciation (depreciation) on: Investments	538,706
Other receivable****	(281,369)
Swap contracts	1,603
Written options	8,690
Foreign currency	(10,226)
257,404
Net gain (loss)	270,410
Net increase (decrease) in net assets resulting from operations	$2,066,206

**** Lehman Brothers International issued a Claims Determination Deed for the Fund as a partial settlement for a loss written off by the Fund in 2008. During the period, the Fund received the final two payments.

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended April 30, 2014 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$2,066,206
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(14,994,982)
Net amortization of premium/(accretion of discount)	133,319
Proceeds from sales and maturities of long-term investments	15,359,739
(Increase) decrease in interest receivable	12,255
(Increase) decrease in dividends receivable	(795)
(Increase) decrease in deferred loan costs	76,823
(Increase) decrease in other assets	(14,713)
Increase (decrease) in upfront payments paid/received on credit default swap contracts	442
(Increase) decrease in receivable for investments and when-issued securities sold	61,360
Increase (decrease) in interest on notes payable	1,565
Increase (decrease) in payable for investments and when-issued securities purchased	(822,474)
(Increase) decrease in written options, at value	(8,690)
Increase (decrease) in other accrued expenses and payables	(57,250)
Change in unrealized (appreciation) depreciation on investments and other receivable	(257,337)
Change in unrealized (appreciation) depreciation on swaps	(1,603)
Change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	8,160
Net realized (gain) loss from investments and other receivable	(141,770)
Cash provided (used) by operating activities	1,420,255
Cash Flows from Financing Activities
Net increase (decrease) in notes payable	3,000,000
Payment for shares repurchased	(1,315,528)
Distributions paid	(1,825,160)
Cash provided (used) for financing activities	(140,688)
Increase (decrease) in cash	1,279,567
Cash at beginning of period (including foreign currency)	2,796,558
Cash at end of period (including foreign currency)	$4,076,125
Supplemental Disclosure
Interest paid on notes	(145,282)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations: Net investment income	$1,795,796	$3,855,527
Operations: Net investment income	$1,795,796	$3,855,527
Net realized gain (loss)	13,006	2,854,488
Change in net unrealized appreciation (depreciation)	257,404	(6,811,690)
Net increase (decrease) in net assets resulting from operations	2,066,206	(101,675)
Distributions to shareholders from net investment income	(1,825,160)	(3,850,424)
Fund share transactions: Cost of shares repurchased	(1,248,682)	(2,275,810)
Net increase (decrease) in net assets from Fund share transactions	(1,248,682)	(2,275,810)
Increase (decrease) in net assets	(1,007,636)	(6,227,909)
Net assets at beginning of period	63,284,186	69,512,095
Net assets at end of period (including undistributed net investment income of $343,098 and $372,462, respectively)	$62,276,550	$63,284,186
Other Information
Shares outstanding at beginning of period	6,811,025	7,091,818
Shares repurchased	(154,000)	(280,793)
Shares outstanding at end of period	6,657,025	6,811,025

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
	Six Months Ended 4/30/14 (Unaudited)		2013		2012		2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.29		$9.80		$8.62		$8.88	$8.04	$5.99
Income (loss) from investment operations: Net investment incomea	.27		.55		.59		.50	.55	.55
Net realized and unrealized gain (loss)	.05		(.55)		1.08	e	(.26)	.79	2.30
Total from investment operations	.32		(.00	)***	1.67		.24	1.34	2.85
Less distributions from: Net investment income	(.27)		(.55)		(.51)		(.55)	(.51)	(.57)
Return of capital	—		—		—		—	—	(.23)
Total distributions	(.27)		(.55)		(.51)		(.55)	(.51)	(.80)
NAV accretion resulting from repurchases of shares and shares tendered at a discount to NAVa	.02		.04		.02		.05	.01	—
Net asset value, end of period	$9.36		$9.29		$9.80		$8.62	$8.88	$8.04
Market value, end of period	$8.22		$8.29		$8.82		$7.65	$8.44	$6.75
Total Return
Per share net asset value (%)b	4.05	**	1.06		20.86	e	4.12	18.08	53.24
Per share market value (%)b	2.51	**	.20		22.57		(2.78)	33.67	53.20
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	62		63		70		63	88	80
Ratio of expenses (including interest expense) (%)	2.25	*	2.21		2.36		2.22	1.68	1.59
Ratio of expenses (excluding interest expense) (%)	1.77	*	1.68		1.67		1.86	1.68	1.55
Ratio of net investment income (%)	5.98	*	5.77		6.54		5.75	6.53	7.77
Portfolio turnover rate (%)	18	**	48		25		89	31	47	c
Total debt outstanding, end of period ($ thousands)	26,000		23,000		31,000		26,000	—	—
Asset coverage per $1,000 of debtd	3,395		3,751		3,242		3,410	—	—

a Based on average shares outstanding during the period.
b Total return based on net asset value reflects changes in the Fund's net asset value during the period. Total return based on market value reflects changes in market value. Each figure includes reinvestments of distributions. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares trade during the period.
c The portfolio turnover rate including reverse repurchase agreements was 87% for the year ended October 31, 2009.
d Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
e During the year ended October 31, 2012, Lehman Brothers International issued a Claims Determination Deed to the Fund as a partial settlement for a loss written off by the Fund in 2008. The impact of this claim amounted to $0.13 per share. Excluding this pending claim, total return would have been 1.39% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Global High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Maryland corporation.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1. Over-the-counter written or purchased options are valued at the price provided by the broker-dealer with which the option was traded and are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurement is included in a table following the Fund's Investment Portfolio.

Securities Lending. DWS Global High Income Fund, Inc. is approved to participate in securities lending, but had no securities on loan during the six months ended April 30, 2014. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating-rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2013, the Fund had a net tax basis capital loss carryforward of $2,345,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains until October 31, 2017, or until fully utilized, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in forward currency contracts, recognition of certain currency gain (loss) as ordinary income (loss), foreign denominated securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash and foreign currency position at the Fund's custodian bank at April 30, 2014.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes with the exception of securities in default of principal. The Fund uses the specific identification method for determining realized gain or loss on investments. The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended April 30, 2014, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer's credit quality characteristics.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of April 30, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2014, the investment in credit default swap contracts sold had a total notional value of $50,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices and interest rate options, will require cash settlement by the Fund if exercised. For the six months ended April 30, 2014, the Fund entered into options on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of the open purchased option contracts as of April 30, 2014 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in the table following the Fund's Investment Portfolio. For the six months ended April 30, 2014, the investment in written option contracts had a total value generally indicative of a range from approximately $11,000 to $20,000, and purchased option contracts had a total value generally indicative of a range from approximately $19,000 to $29,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2014, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2014 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2014, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $2,220,000 to approximately $6,805,000 and the investment in forward currency contracts long vs. US dollars had a total contract value generally indicative of a range from $0 to approximately $152,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options	Swap Contracts	Forward Contracts	Total
Interest Rate Contracts (a)	$19,068	$—	$—	$19,068
Credit Contracts (b)	—	3,707	—	3,707
Foreign Exchange Contracts (c)	—	—	11,466	11,466
	$19,068	$3,707	$11,466	$34,241
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Investments in securities, at value (includes purchased options)
(b) Unrealized appreciation on swap contracts
(c) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Written Options	Forward Contracts	Total
Interest Rate Contracts (a)	$(11,043)	—	(11,043)
Foreign Exchange Contracts (b)	—	(369)	(369)
	$(11,043)	$(369)	$(11,412)
The above derivative is located in the following Statement of Assets and Liabilities account: (a) Options written, at value (b) Unrealized appreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Swap Contracts	Forward Contracts	Total
Credit Contracts (a)	$814	$—	$814
Foreign Exchange Contracts (b)	—	(78,176)	(78,176)
	$814	$(78,176)	$(77,362)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) on swap contracts
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Purchased Options	Written Options	Swap Contracts	Forward Contracts	Total
Interest Rate Contracts (a)	$(10,355)	$8,690	$—	$—	$(1,665)
Credit Contracts (b)	—	—	1,603	—	1,603
Foreign Exchange Contracts (c)	—	—	—	(8,160)	(8,160)
	$(10,355)	$8,690	$1,603	$(8,160)	$(8,222)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options) and written options, respectively
(b) Change in net unrealized appreciation (depreciation) on swap contracts
(c) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of April 30, 2014, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Citigroup, Inc.	$11,466	$—	$—	$11,466
Credit Suisse	3,707	—	—	3,707
Nomura International PLC	19,068	(11,043)	—	8,025
	$34,241	$(11,043)	$—	$23,198

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
JPMorgan Chase Securities, Inc.	$369	$—	$—	$369
Nomura International PLC	11,043	(11,043)	—	—
	$11,412	$(11,043)	$—	$369

C. Purchases and Sales of Securities

During the six months ended April 30, 2014, purchases and sales of investment securities (excluding short-term investments) aggregated $14,994,982 and $15,359,739, respectively.

For the six months ended April 30, 2014, transactions for written options on interest rate swap contracts were as follows:
	Contracts	Premium
Outstanding, beginning of period	600,000	$21,390
Options closed	—	—
Outstanding, end of period	600,000	$21,390

D. Related Parties

Management Agreement. Under the Investment Advisory, Management and Administration Agreement ("Management Agreement") with Deutsche Investment Management Americas Inc. ("DIMA" or the "Manager"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Manager directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Manager determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Manager provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 1.00% of the Fund's average weekly net assets, computed and accrued daily and payable monthly.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Manager, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2014, the amount charged to the Fund by DISC aggregated $1,417, of which $230 is unpaid.

DIMA is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Pursuant to a sub-accounting agreement between DIMA and State Street Bank and Trust Company ("SSB"), DIMA has delegated all accounting functions to SSB. DIMA compensates SSB out of the accounting fee it receives from the Fund. For the six months ended April 30, 2014, the amount charged to the Fund by DIMA aggregated $42,004, of which $5,155 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $7,421, all of which is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

The Fund's investments in Russian securities may be affected by current events involving the Ukraine, Crimea and Russia. If the United States or other nations or international organizations impose additional economic or other sanctions or take other actions affecting Russian individuals, Russian issuers or the Russian economy, such sanctions or actions may materially adversely affect the value or liquidity of the Fund's Russia securities, as may any countermeasures or retaliatory measures that may be taken by Russia.

G. Share Repurchases

The Board of Directors previously authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended April 30, 2014, the Fund purchased 154,000 shares of common stock on the open market at a total cost of $1,248,682. The average discount of these purchases, comparing the purchase price to the net asset value at the time of purchase, was approximately 11.70%.

H. Borrowings

The Fund has a secured line of credit with a commercial bank in an amount up to $30,000,000 ($34,000,000 prior to April 10, 2014), with a maturity date of April 8, 2015. Loans under the facility generally bear interest at the applicable LIBOR rate plus 0.85%. A commitment fee on any unused portion of the credit line is charged to the Fund and is included with "interest expense" in the Statement of Operations. An arrangement fee incurred by the Fund in connection with its loan was deferred and was amortized over a one-year period.

At April 30, 2014, the Fund had a notes payable outstanding of $26,000,000. The weighted average outstanding daily balance of all loans during the six months ended April 30, 2014 was approximately $25,930,000, with a weighted average borrowing cost of 1.14%. The borrowings were valued at cost, which approximates fair value.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem or meet payment obligations on borrowings or to comply with asset coverage or other restrictions imposed by the lender. The Fund is subject to certain restrictions on its investments under the terms of its credit agreement. Moreover, certain covenants contained in the credit agreement impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund's leveraging strategy will be successful.

I. Fund Name Change

Effective August 11, 2014, the "DWS Funds" will be rebranded "Deutsche Funds." As a result, DWS Global High Income Fund, Inc. will be renamed Deutsche Global High Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

A summary of the fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan") is set forth below. You may obtain more detailed information by requesting a copy of the Plan from DWS Investments Service Company (the "Transfer Agent") by writing to DWS Global High Income Fund, Inc. Dividend Reinvestment and Cash Purchase Plan, c/o DWS Investments Service Company, P.O. Box 219066, Kansas City, MO 64121-9066, by calling (800) 294-4366 or by visiting the fund's Web site at dws-investments.com. The Transfer Agent maintains all participant accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by participants for personal and tax records.

The Plan offers stockholders an automatic way to reinvest their dividends and capital gain distributions in shares of the fund. Each stockholder of record must enroll in the Plan by instructing the Transfer Agent in writing. Such a notice must be received by the Transfer Agent not less than 10 days prior to the record date for a dividend or distribution in order to be effective with respect to that dividend or distribution. A notice which is not received by that time will be effective only with respect to subsequent dividends and distributions. If your shares are held in the name of a broker or other nominee as the stockholder of record, please consult your broker or nominee to determine whether it is participating in the Plan on your behalf.

If the market price per share on the payment date for the dividend or distribution (the "Valuation Date") equals or exceeds net asset value per share, the fund will issue shares of common stock to participants at the greater of the following on the Valuation Date: (a) net asset value or (b) 95% of the market price. If the net asset value exceeds the market price of fund shares on the Valuation Date, the Plan Agent (currently, Computershare, Inc.) will use the dividend or distribution (less each participant's pro rata share of brokerage commissions) to buy fund shares in the open market for the participant's account. Such purchases will be made on or shortly after the Valuation Date, and in no event more than 45 days after the Valuation Date, except where temporary curtailment or suspension of purchase is necessary to comply with federal securities law. If the fund should declare an income dividend or net capital gain distribution payable only in cash, the Plan Agent will, as agent for the participants, buy fund shares in the open market for each participant's account on, or shortly after, the payment date.

The reinvestment of dividends and capital gain distributions does not relieve the participant of any tax that may be payable on such dividends and distributions. The Transfer Agent will report to each participant the taxable amount of dividends and distributions credited to his or her account. Participants will be treated as receiving the amount of the distributions made by the fund, which amount generally will be either equal to the amount of the cash distribution the shareholder would have received if the shareholder had elected to receive cash or, for shares issued by the fund, the fair market value of the shares issued to the participant.

Participants in the Plan also have the option of making additional cash payments to the Transfer Agent, semiannually, in any amount from $100 to $3,000, for investment in the fund's shares. The Plan Agent will use all such monies received from participants to purchase fund shares in the open market on or about February 15 and August 15. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Transfer Agent, it is suggested that participants send their voluntary cash payments to be received by the Transfer Agent approximately 10 days (but not more than 30 days) before February 15 or August 15, as the case may be. A participant may withdraw a voluntary cash payment by written notice if the notice is received by the Transfer Agent not less than 48 hours before such payment is to be invested.

There is no service fee charged to participants for reinvesting dividends or distributions from net realized capital gains. The Plan Agent's and/or Transfer Agent's fees for the handling of the reinvestment of dividends and capital gain distributions will be paid by the fund. There will be no brokerage commissions with respect to shares issued directly by the fund as a result of dividends or capital gain distributions payable either in stock or in cash. With respect to purchases of fund shares from voluntary cash payments, each participant will be charged $1.00 for each such purchase. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases of fund shares in connection with the reinvestment of any dividends or capital gain distributions, or voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and pro-rating the lower commission thus attainable.

The fund reserves the right to terminate the Plan. Notice of the termination will be sent to the participants of the Plan at least 30 days before the record date for a dividend or distribution. The Plan also may be amended by the fund, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by giving at least 30 days' written notice to participants in the Plan. A participant may terminate his account under the Plan by written notice to the Transfer Agent. If the written notice is received 10 days before the record day of any distribution, it will be effective immediately. If received after that date, it will be effective as soon as possible after the reinvestment of the dividend or distribution. If a participant elects to sell his shares before the Plan is terminated, the Plan Agent will deduct a $2.50 fee plus brokerage commissions from the sale transaction.

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Additional Information

Automated Information Lines	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Asset & Wealth Management Attn: Secretary of the DWS Funds One Beacon Street Boston, MA 02108
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	Brown Brothers Harriman & Company 50 Post Office Square Boston, MA 02110
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 125 High Street Boston, MA 02110

Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on dws-investments.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	LBF
CUSIP Number	23338W104

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 09/2013

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

345 Park Avenue
New York, NY 10154-00100

CEGHIF-3
IR-027571-3 6/14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

DWS Global High Income Fund, Inc.

Item 9 of Form N-CSR - Repurchase Disclosure

Period	(a)	(b)	(c)	(d)
	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
November 1 through November 30, 2013	53,861	$8.12	n/a	n/a
December 1 through December 31, 2013	56,522	$8.08	n/a	n/a
January 1 through January 31, 2014	23,881	$8.13	n/a	n/a
February 1 through February 28, 2014	8,853	$8.10	n/a	n/a
March 1 through March 31, 2014	10,883	$8.20	n/a	n/a
April 1 through April 30, 2014	-	$-	n/a	n/a
Total	154,000	$8.11	-

The Fund may from time to time repurchase shares in the open market at the option of the Board of Directors and on such terms as the Board may determine.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 27, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 27, 2014